Federated MDT Large Cap Growth Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—13.2%
540	[1]	AMC Networks, Inc.	$ 31,541
4,198	[1]	Alphabet, Inc.	5,033,234
5,988	[1]	Charter Communications, Inc.	2,222,686
9,100	[1]	Discovery, Inc.	281,190
16,398	[1]	Facebook, Inc.	3,171,373
51,233	[1]	Live Nation Entertainment, Inc.	3,347,564
72,797	[1]	MSG Networks, Inc.	1,676,515
20,898		Verizon Communications, Inc.	1,195,157
		TOTAL	16,959,260
		Consumer Discretionary—16.0%
2,888	[1]	Amazon.com, Inc.	5,563,790
60	[1]	AutoZone, Inc.	61,698
10,246		Bed Bath & Beyond, Inc.	171,211
10,673	[1]	Burlington Stores, Inc.	1,802,776
544	[1]	Chipotle Mexican Grill, Inc.	374,294
805		Choice Hotels International, Inc.	66,847
2,873		Dillards, Inc., Class A	196,657
1,072		Domino's Pizza, Inc.	290,062
12,795		Dunkin' Brands Group, Inc.	954,891
23,476		Expedia Group, Inc.	3,048,124
1,414		Foot Locker, Inc.	80,895
25,317		Ford Motor Co.	264,563
5,804	[1]	Fossil, Inc.	75,858
4,516	[1,2]	GNC Holdings, Inc.	10,025
4,753		Hilton Worldwide Holdings, Inc.	413,463
10,454		Home Depot, Inc.	2,129,480
19,693		Lowe's Cos., Inc.	2,228,066
3,248	[1]	Lululemon Athletica, Inc.	572,785
5,600	[1]	Sally Beauty Holdings, Inc.	99,120
2,169		Toll Brothers, Inc.	82,639
9,449		Tupperware Brands Corp.	224,886
1,088	[1]	Urban Outfitters, Inc.	32,346
3,087		V.F. Corp.	291,444
1,921	[1]	Weight Watchers International, Inc.	39,227
29,559		Wyndham Destinations, Inc.	1,287,590
1,716		Yum! Brands, Inc.	179,133
		TOTAL	20,541,870
		Consumer Staples—4.5%
996		Church and Dwight, Inc.	74,650
7,537		Costco Wholesale Corp.	1,850,560
9,870		Estee Lauder Cos., Inc., Class A	1,695,765
12,348		Flowers Foods, Inc.	268,445
12,199		PepsiCo, Inc.	1,562,082
609	[1]	Post Holdings, Inc.	68,683
3,448		Sysco Corp.	242,636
		TOTAL	5,762,821
1

Shares			Value
		COMMON STOCKS—continued
		Energy—0.2%
4,881	[1]	Continental Resources, Inc.	$ 224,477
		Financials—5.4%
28,222		Citizens Financial Group, Inc.	1,021,636
6,557		Everest Re Group Ltd.	1,544,173
740		LPL Investment Holdings, Inc.	54,827
46,666		Progressive Corp., OH	3,646,948
6,666		Prudential Financial, Inc.	704,663
2,300	[2]	Waddell & Reed Financial, Inc., Class A	43,079
		TOTAL	7,015,326
		Health Care—10.8%
8,899	[1]	Biogen, Inc.	2,040,007
427		Bristol-Myers Squibb Co.	19,826
5,266		Eli Lilly & Co.	616,333
1,496	[1]	Exelixis, Inc.	29,411
3,488		HCA Healthcare, Inc.	443,778
1,527		Humana, Inc.	390,011
1,078	[1]	Incyte Genomics, Inc.	82,790
3,453	[1]	Ionis Pharmaceuticals, Inc.	256,662
538	[1]	Jazz Pharmaceuticals PLC.	69,816
436	[1]	Mettler-Toledo International, Inc.	324,933
2,701	[1]	Molina Healthcare, Inc.	350,131
3,637	[1]	Myriad Genetics, Inc.	114,493
2,806	[1]	Regeneron Pharmaceuticals, Inc.	962,851
20,460		Stryker Corp.	3,865,099
17,797	[1]	Veeva Systems, Inc.	2,489,266
10,787	[1]	Vertex Pharmaceuticals, Inc.	1,822,787
		TOTAL	13,878,194
		Industrials—11.1%
8,438		Boeing Co.	3,186,948
4,801		C.H. Robinson Worldwide, Inc.	388,881
24,000		CSX Corp.	1,911,120
8,526		Caterpillar, Inc.	1,188,695
1,628		Grainger (W.W.), Inc.	459,096
2,643		Harris Corp.	445,346
13,961	[1]	Jet Blue Airways Corp.	258,977
7,412		Lennox International, Inc.	2,011,987
9,309		Lockheed Martin Corp.	3,102,969
28,428		Pitney Bowes, Inc.	202,123
3,882		R.R. Donnelley & Sons Co.	17,935
4,841		Rockwell Automation, Inc.	874,817
1,176		Spirit AeroSystems Holdings, Inc., Class A	102,194
1,778	[1,2]	XPO Logistics, Inc.	121,046
		TOTAL	14,272,134
		Information Technology—33.9%
10,171	[1]	Adobe, Inc.	2,941,962
5,611	[1]	Ansys, Inc.	1,098,634
31,650		Apple, Inc.	6,351,206
2,990	[1]	Atlassian Corp. PLC	329,349
16,492	[1]	Autodesk, Inc.	2,939,039
23,532		Automatic Data Processing, Inc.	3,868,425
663		Booz Allen Hamilton Holding Corp.	39,309
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
10,934	[1]	Cadence Design Systems, Inc.	$ 758,601
17,192	[1]	Fortinet, Inc.	1,606,077
19,419		Global Payments, Inc.	2,836,533
2,403	[1]	GoDaddy, Inc.	195,845
7,740		Intuit, Inc.	1,943,204
16,126		Mastercard, Inc.	4,099,874
41,235		Microsoft Corp.	5,385,291
12,257		NetApp, Inc.	892,922
3,857	[1]	Palo Alto Networks, Inc.	959,737
202	[1]	Paycom Software, Inc.	40,911
7,331	[1]	PayPal, Inc.	826,717
3,706	[1]	Salesforce.com, Inc.	612,787
6,196	[1]	ServiceNow, Inc.	1,682,276
44,090		Western Union Co.	857,110
443	[1]	Workday, Inc.	91,094
25,194		Xilinx, Inc.	3,026,807
1,504	[1]	Zebra Technologies Corp., Class A	317,555
		TOTAL	43,701,265
		Materials—2.6%
713	[1]	Berry Global Group, Inc.	41,924
1,426		Grace (W.R.) & Co.	107,777
3,743		Sherwin-Williams Co.	1,702,429
20,906		Westlake Chemical Corp.	1,458,194
		TOTAL	3,310,324
		TOTAL COMMON STOCKS (IDENTIFIED COST $103,289,971)	125,665,671
		INVESTMENT COMPANIES—2.0%
170,220		Federated Government Obligations Fund, Premier Shares, 2.35%[3]	170,220
2,435,977		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[3]	2,436,464
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,606,233)	2,606,684
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $105,896,204)	128,272,355
		OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	421,796
		TOTAL NET ASSETS—100%	$ 128,694,151
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total Affiliated Transactions
Balance of Shares Held 7/31/2018	280,960	1,197,370	1,478,330
Purchases/Additions	6,400,502	17,103,688	23,504,190
Sales/Reductions	(6,511,242)	(15,865,081)	(22,376,323)
Balance of Shares Held 4/30/2019	170,220	2,435,977	2,606,197
Value	$ 170,220	$ 2,436,464	$ 2,606,684
Change in Unrealized Appreciation/Depreciation	N/A	$ 89	$ 89
Net Realized Gain/(Loss)	N/A	$ (345)	$ (345)
Dividend Income	$ 8,241	$ 46,917	$ 55,158
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
3

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$166,248	$170,220
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
4

Federated MDT All Cap Core Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—97.6%
		Communication Services—9.7%
4,370	[1]	AMC Networks, Inc.	$ 255,252
24,694		AT&T, Inc.	764,526
3,441	[1]	Alphabet, Inc.	4,125,621
273		Cable One, Inc.	289,525
23,174	[1]	Charter Communications, Inc.	8,601,957
20,698	[1]	Facebook, Inc.	4,002,993
116,827	[1]	Live Nation Entertainment, Inc.	7,633,476
43,653	[1]	MSG Networks, Inc.	1,005,329
28,045		Verizon Communications, Inc.	1,603,894
35,011		Viacom, Inc., Class B	1,012,168
9,374		World Wrestling Entertainment, Inc.	786,010
		TOTAL	30,080,751
		Consumer Discretionary—11.3%
8,000		Abercrombie & Fitch Co., Class A	239,120
5,638		Advance Auto Parts, Inc.	937,712
371	[1]	Amazon.com, Inc.	714,739
8,712	[1]	American Outdoor Brands Corp.	85,813
2,730	[1]	AutoZone, Inc.	2,807,286
16,403		Bed Bath & Beyond, Inc.	274,094
2,900		Big Lots, Inc.	107,764
14,629	[1]	Burlington Stores, Inc.	2,470,984
5,980	[2]	Dillards, Inc., Class A	409,331
630		Domino's Pizza, Inc.	170,466
5,660		Dunkin' Brands Group Inc.	422,406
14,688		eBay, Inc.	569,160
34,397		Expedia Group, Inc.	4,466,107
35,900		Ford Motor Co.	375,155
9,671	[1,2]	Fossil, Inc.	126,400
15,062		Goodyear Tire & Rubber Co.	289,341
15,827		Harley-Davidson, Inc.	589,239
6,970		Hilton Worldwide Holdings, Inc.	606,320
18,331		Home Depot, Inc.	3,734,025
4,881		Kohl's Corp.	347,039
3,400	[1]	Libbey, Inc.	8,500
36,456		Lowe's Cos., Inc.	4,124,632
9,661	[1]	Lululemon Athletica, Inc.	1,703,717
11,049	[1]	Mohawk Industries, Inc.	1,505,426
6,306	[1]	Planet Fitness, Inc.	477,364
13,397		Ralph Lauren Corp.	1,762,777
6,512	[1]	Skechers USA, Inc., Class A	206,170
7,616		Tailored Brands, Inc.	62,071
7,692		Target Corp.	595,515
8,419		Toll Brothers, Inc.	320,764
7,554		Tupperware Brands Corp.	179,785
1,675		V.F. Corp.	158,137
31,450		Wyndham Destinations, Inc.	1,369,962
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
26,311		Yum! Brands, Inc.	$ 2,746,605
		TOTAL	34,963,926
		Consumer Staples—6.5%
47,808		Archer-Daniels-Midland Co.	2,132,237
12,698		Costco Wholesale Corp.	3,117,740
31,097	[1,2]	Dean Foods Co.	52,865
25,706		Estee Lauder Cos., Inc., Class A	4,416,548
7,300		Fresh Del Monte Produce, Inc.	215,423
28,034	[1]	Herbalife Ltd.	1,481,597
3,046		Ingredion, Inc.	288,608
15,193		Lamb Weston Holdings, Inc.	1,064,269
39,437		PepsiCo, Inc.	5,049,908
9,509	[1]	Post Holdings, Inc.	1,072,425
1,236		Procter & Gamble Co.	131,609
12,745		Sysco Corp.	896,866
		TOTAL	19,920,095
		Energy—5.7%
76,036		Chevron Corp.	9,128,882
44,538		EOG Resources, Inc.	4,277,875
39,101		Exxon Mobil Corp.	3,139,029
16,659		HollyFrontier Corp.	795,134
27,738	[1]	Noble Corp. PLC	72,951
2,549		Phillips 66	240,294
		TOTAL	17,654,165
		Financials—14.5%
78,109		Allstate Corp.	7,737,478
6,599		Ameriprise Financial, Inc.	968,535
14,974	[1]	Athene Holding Ltd.	676,226
19,891		Bank of America Corp.	608,267
1,902	[1]	Berkshire Hathaway, Inc.	412,182
30,146		Citizens Financial Group, Inc.	1,091,285
17,651		Comerica, Inc.	1,387,192
14,646		Everest Re Group Ltd.	3,449,133
29,600		Fifth Third Bancorp	853,072
7,169		First Republic Bank	757,190
8,201	[1]	Green Dot Corp.	522,978
17,200		Huntington Bancshares, Inc.	239,424
7,437		Intercontinental Exchange, Inc.	605,000
35,447		JPMorgan Chase & Co.	4,113,624
30,200		KeyCorp	530,010
11,250		LPL Investment Holdings, Inc.	833,513
24,486		M & T Bank Corp.	4,164,334
25,900		Navient Corp.	349,909
10,281		PNC Financial Services Group	1,407,777
30,652		Popular, Inc.	1,768,927
48,149		Progressive Corp., OH	3,762,844
24,493		Prudential Financial, Inc.	2,589,155
2,698		Signature Bank	356,325
2,673		Synchrony Financial	92,673
37,746		The Travelers Cos., Inc.	5,425,987
		TOTAL	44,703,040
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—12.7%
1,350	[1]	Alexion Pharmaceuticals, Inc.	$ 183,775
9,713		Allergan PLC	1,427,811
1,956	[1]	Amedisys, Inc.	250,016
6,740		Anthem, Inc.	1,772,822
11,542	[1]	Biogen, Inc.	2,645,888
10,836		Bristol-Myers Squibb Co.	503,115
464		Chemed Corp.	151,626
27,966	[1]	Community Health Systems, Inc.	96,203
35,839		Eli Lilly & Co.	4,194,597
28,583		HCA Healthcare, Inc.	3,636,615
5,619		Humana, Inc.	1,435,149
3,546	[1]	IQVIA Holdings, Inc.	492,539
14,884	[1]	Ionis Pharmaceuticals, Inc.	1,106,328
2,593	[1]	Jazz Pharmaceuticals PLC.	336,494
2,124		McKesson Corp.	253,287
3,360	[1]	Mirati Therapeutics, Inc.	199,886
4,765	[1]	Molina Healthcare, Inc.	617,687
1,633	[1]	Orthofix Medical, Inc.	89,472
6,512	[1]	Regeneron Pharmaceuticals, Inc.	2,234,528
43,553		Stryker Corp.	8,227,597
9,814	[1]	United Therapeutics Corp.	1,006,622
552		UnitedHealth Group, Inc.	128,655
33,002	[1]	Veeva Systems, Inc.	4,615,990
20,379	[1]	Vertex Pharmaceuticals, Inc.	3,443,643
		TOTAL	39,050,345
		Industrials—10.0%
9,100		AGCO Corp.	644,098
6,465		Allison Transmission Holdings, Inc.	302,950
12,535		Boeing Co.	4,734,344
2,821		C.H. Robinson Worldwide, Inc.	228,501
42,186		CSX Corp.	3,359,271
2,880		Caterpillar, Inc.	401,530
15,252	[1]	Colfax Corp.	460,153
5,086		Deluxe Corp.	227,446
4,916		Fortune Brands Home & Security, Inc.	259,467
1,696		GATX Corp.	130,813
1,344		Grainger (W.W.), Inc.	379,008
2,158		Harris Corp.	363,623
8,448		Insperity, Inc.	1,010,043
21,800	[1]	Jet Blue Airways Corp.	404,390
6,829		Kennametal, Inc.	277,940
17,083		Lennox International, Inc.	4,637,180
16,529		Lockheed Martin Corp.	5,509,612
55,369		PACCAR, Inc.	3,968,296
14,800		Pitney Bowes, Inc.	105,228
3,538		Rockwell Automation, Inc.	639,352
14,360	[1]	SPX Corp.	524,140
3,016		SkyWest, Inc.	185,755
23,141	[1]	United Continental Holdings, Inc.	2,056,309
3,060	[1]	WESCO International, Inc.	175,154
		TOTAL	30,984,603
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—22.2%
13,940	[1]	Adobe, Inc.	$ 4,032,145
6,815	[1]	Ansys, Inc.	1,334,377
17,746		Apple, Inc.	3,561,090
694	[1]	Arista Networks, Inc.	216,729
8,424	[1]	Atlassian Corp. PLC	927,904
32,984	[1]	Autodesk, Inc.	5,878,079
51,107		Automatic Data Processing, Inc.	8,401,480
11,483		Booz Allen Hamilton Holding Corp.	680,827
2,396		CDW Corp.	253,018
17,540	[1]	Cadence Design Systems, Inc.	1,216,925
7,315		Citrix Systems, Inc.	738,522
9,670		DXC Technology Co.	635,706
38,967	[1]	Fortinet, Inc.	3,640,297
46,315		Global Payments, Inc.	6,765,232
44,378		Hewlett-Packard Co.	885,341
7,341	[1]	HubSpot, Inc.	1,354,341
23,602		Intel Corp.	1,204,646
10,696		Intuit, Inc.	2,685,338
12,765	[1]	Keysight Technologies, Inc.	1,110,938
27,375		Mastercard, Inc.	6,959,820
20,169		Microsoft Corp.	2,634,071
17,807		NetApp, Inc.	1,297,240
7,279	[1]	Palo Alto Networks, Inc.	1,811,234
1,843	[1]	Salesforce.com, Inc.	304,740
4,200	[1]	Sanmina Corp.	142,464
4,834	[1]	ServiceNow, Inc.	1,312,479
2,491		Total System Services, Inc.	254,680
27,428		Vishay Intertechnology, Inc.	543,349
1,217	[1]	WEX, Inc.	255,935
18,900		Western Union Co.	367,416
59,173		Xilinx, Inc.	7,109,044
		TOTAL	68,515,407
		Materials—2.4%
2,667		Avery Dennison Corp.	295,104
2,989		CF Industries Holdings, Inc.	133,847
40,800		Domtar, Corp.	1,995,120
37,454		Mosaic Co./The	977,924
2,471		Reliance Steel & Aluminum Co.	227,233
2,434		Sherwin-Williams Co.	1,107,056
40,468		Westlake Chemical Corp.	2,822,643
		TOTAL	7,558,927
		Utilities—2.6%
24,600		AES Corp.	421,152
43,452		Consolidated Edison Co.	3,743,824
26,922		Edison International	1,716,816
24,001		Exelon Corp.	1,222,851
2,022		NRG Energy, Inc.	83,246
18,501		NiSource, Inc.	513,958
4

Shares		Value
	COMMON STOCKS—continued
	Utilities—continued
2,481	Pinnacle West Capital Corp.	$ 236,365
	TOTAL	7,938,212
	TOTAL COMMON STOCKS (IDENTIFIED COST $274,198,633)	301,369,471
	INVESTMENT COMPANIES—2.4%
497,261	Federated Government Obligations Fund, Premier Shares, 2.35%[3]	497,261
6,917,314	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[3]	6,918,697
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,416,529)	7,415,958
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $281,615,162)	308,785,429
	OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	(89,601)
	TOTAL NET ASSETS—100%	$ 308,695,828
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	740,143	4,824,255	5,564,398
Purchases/Additions	20,665,817	65,617,141	86,282,958
Sales/Reductions	(20,908,699)	(63,524,082)	(84,432,781)
Balance of Shares Held 4/30/2019	497,261	6,917,314	7,414,575
Value	$ 497,261	$ 6,918,697	$ 7,415,958
Change in Unrealized Appreciation/Depreciation	N/A	$ (652)	$ (652)
Net Realized Gain/(Loss)	N/A	$ 71	$ 71
Dividend Income	$ 19,292	$ 126,529	$ 145,821
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$475,231	$497,261
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
5

on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6

Federated MDT Small Cap Core Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.0%
		Communication Services—4.2%
198,610		Emerald Expositions Events, Inc.	$ 2,790,471
679,348	[1,2]	Frontier Communications Corp.	1,936,142
95,956	[1]	Imax Corp.	2,339,407
30,420		Nexstar Media Group, Inc., Class A	3,560,661
228,370		Shenandoah Telecommunications Co.	9,438,532
148,641	[2]	Sinclair Broadcast Group, Inc.	6,806,271
399,038		Tegna, Inc.	6,352,685
53,267	[2]	World Wrestling Entertainment, Inc.	4,466,438
122,865	[1]	Yelp, Inc.	4,921,972
		TOTAL	42,612,579
		Consumer Discretionary—13.0%
103,920		Abercrombie & Fitch Co., Class A	3,106,169
184,754		American Eagle Outfitters, Inc.	4,393,450
16,356	[1]	Asbury Automotive Group, Inc.	1,311,424
128,302		BJ's Restaurants, Inc.	6,403,553
120,824	[1]	Beazer Homes USA, Inc.	1,605,751
53,040	[2]	Bed Bath & Beyond, Inc.	886,298
59,163	[1]	Boot Barn Holdings, Inc.	1,703,303
52,334	[2]	Brinker International, Inc.	2,238,325
55,389	[2]	Buckle, Inc.	1,023,589
394,048		Callaway Golf Co.	6,919,483
69,650	[1,2]	Chegg, Inc.	2,483,022
217,158	[2]	Chico's Fas, Inc.	760,053
40,745	[1,2]	Conn's, Inc.	1,054,073
76,197	[1]	Cooper-Standard Holding, Inc.	3,860,902
32,107	[2]	Dine Brands Global, Inc.	2,846,607
22,313	[1]	Etsy, Inc.	1,507,020
90,548	[1,2]	Fossil, Inc.	1,183,462
220,943	[1,2]	Francesca's Holdings Corp.	152,826
96,970	[1]	G-III Apparel Group Ltd.	4,184,255
170,348	[1]	Houghton Mifflin Harcourt Co.	1,214,581
467,782		KB HOME	12,120,232
233,298	[1]	K12, Inc.	7,026,936
53,188		Movado Group, Inc.	1,896,152
15,369	[1,2]	Ollie's Bargain Outlet Holding, Inc.	1,469,891
88,193	[2]	PetMed Express, Inc.	1,927,017
202,100	[1]	Planet Fitness, Inc.	15,298,970
32,741	[1,2]	RH	3,493,792
42,842	[1]	Rent-A-Center, Inc.	1,068,051
323,315	[1,2]	Sally Beauty Holdings, Inc.	5,722,675
271,377	[1,2]	SeaWorld Entertainment, Inc.	7,224,056
118,014		Signet Jewelers Ltd.	2,735,565
43,056	[1]	Sleep Number Corp.	1,498,349
30,537	[1]	Stamps.com, Inc.	2,620,075
400,339	[1,2]	TRI Pointe Group, Inc.	5,224,424
213,057	[1]	Weight Watchers International, Inc.	4,350,624
30,336	[2]	Wingstop, Inc.	2,283,391
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
142,819	[1,2]	YETI Holdings, Inc.	$ 5,095,782
		TOTAL	129,894,128
		Consumer Staples—3.8%
91,414	[1,2]	Chef's Warehouse, Inc.	2,987,410
7,194		Coca-Cola Bottling Co.	2,338,266
270,615	[1,2]	elf Beauty, Inc.	3,461,166
90,930	[1]	Freshpet, Inc.	4,060,934
63,308	[1]	Hostess Brands, Inc.	848,327
31,779		Medifast, Inc.	4,661,662
35,183	[1,2]	National Beverage Corp.	1,970,248
212,780	[1,2]	Performance Food Group Co.	8,713,341
6,028	[1]	The Boston Beer Co., Inc., Class A	1,868,740
49,090	[1]	USANA Health Sciences, Inc.	4,097,051
50,347		Universal Corp.	2,711,689
		TOTAL	37,718,834
		Energy—4.1%
119,729		Arch Coal, Inc.	11,611,318
108,794	[1]	CONSOL Energy, Inc.	3,688,117
56,619		Delek US Holdings, Inc.	2,098,300
850,893	[1,2]	Denbury Resources, Inc.	1,897,491
567,237	[1,2]	Diamond Offshore Drilling, Inc.	5,507,871
130,992	[1]	Exterran Corp.	1,862,706
118,854		Gulf Island Fabrication, Inc.	1,022,144
244,664	[1,2]	Key Energy Services, Inc.	1,022,696
294,187	[1]	Newpark Resources, Inc.	2,147,565
208,517	[1]	Noble Corp. PLC	548,400
152,302		Peabody Energy Corp.	4,381,729
144,729	[1]	Renewable Energy Group, Inc.	3,490,864
337,940	[1]	Southwestern Energy Co.	1,334,863
97,382	[1]	W&T Offshore, Inc.	621,297
		TOTAL	41,235,361
		Financials—18.4%
36,561		1st Source Corp.	1,712,152
181,007		American Equity Investment Life Holding Co.	5,323,416
35,640		BancFirst Corp.	2,010,096
260,120		BancorpSouth Bank	7,928,458
91,691		Banner Corp.	4,861,457
178,873		Cadence BanCorporation	4,069,361
51,583		Employers Holdings, Inc.	2,213,942
57,924	[1]	Enova International, Inc.	1,588,855
56,195		Enterprise Financial Services Corp.	2,390,535
89,632	[1]	Essent Group Ltd.	4,253,038
236,210	[1,2]	Ezcorp, Inc., Class A	2,567,603
35,247		Financial Institutions, Inc.	969,293
520,771		First BanCorp	5,884,712
223,431		First Bancorp, Inc.	8,470,269
46,068		First Busey Corp.	1,190,397
170,742		First Defiance Financial Corp.	5,038,596
48,448		First Guaranty Bancshares, Inc.	1,039,210
97,931	[2]	First Merchants Corp.	3,591,130
124,151	[1]	First NBC Bank Holding Co.	4,730
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
510,292	[2]	Fulton Financial Corp.	$ 8,802,537
131,606	[1]	Green Dot Corp.	8,392,515
122,259		Hancock Whitney Corp.	5,347,609
106,129		Hometrust Bancshares, Inc.	2,691,431
114,785		Iberiabank Corp.	9,125,407
682,103		Investors Bancorp, Inc.	8,014,710
35,017		Kemper Corp.	3,147,328
11,006	[1,2]	LendingTree, Inc.	4,235,329
526,095	[1]	MGIC Investment Corp.	7,702,031
156,105		Meridian Bancorp, Inc.	2,688,128
156,974		National Bank Holdings Corp.	6,002,686
414,118		National General Holdings Corp.	10,208,009
619,631	[2]	New York Mortgage Trust, Inc.	3,903,675
19,683	[1]	Nicolet Bankshares, Inc.	1,201,647
169,690		OceanFirst Financial Corp.	4,272,794
118,289		Peapack-Gladstone Financial Corp.	3,422,101
112,685		QCR Holdings, Inc.	3,854,954
187,714		Radian Group, Inc.	4,396,262
21,857		Republic Bancorp, Inc.	1,032,962
8,944		Selective Insurance Group, Inc.	637,797
47,073		Simmons 1st National Corp., Class A	1,195,183
56,318		TowneBank	1,468,773
70,286		TriCo Bancshares	2,805,114
18,695		Universal Insurance Holdings, Inc.	556,924
239,274	[2]	Valley National Bancorp	2,507,592
43,231		WSFS Financial Corp.	1,866,715
27,338		Washington Federal, Inc.	905,981
227,145		Waterstone Financial, Inc.	3,761,521
108,805		Western New England Bancorp, Inc.	1,051,056
47,820		Wintrust Financial Corp.	3,643,884
		TOTAL	183,949,905
		Health Care—13.9%
182,791	[1,2]	AMAG Pharmaceutical, Inc.	2,039,948
190,975	[1,2]	Acorda Therapeutics, Inc.	1,995,689
66,205	[1,3]	Adeptus Health, Inc., Class A	0
756,735	[1]	Akorn, Inc.	2,043,184
15,951	[1]	Amedisys, Inc.	2,038,857
151,351	[1,2]	American Renal Associates Holdings, Inc.	1,041,295
11,869	[1]	Arena Pharmaceuticals, Inc.	543,007
285,459	[1]	Array BioPharma, Inc.	6,454,228
361,657	[1]	Assertio Therapeutics, Inc.	1,508,110
112,397	[1]	Audentes Therapeutics, Inc.	4,247,483
351,678	[1]	BioCryst Pharmaceuticals, Inc.	2,612,967
92,298	[1]	Biohaven Pharmaceutical Holding Co. Ltd.	5,524,035
39,337	[1]	BioTelemetry, Inc.	2,139,933
27,301	[1]	Blueprint Medicines Corp.	2,064,229
74,030		CONMED Corp.	5,924,621
115,802	[1]	Cardiovascular Systems, Inc.	4,115,603
235,759	[1,2]	Denali Therapeutics, Inc.	5,769,023
64,485	[1]	Dicerna Pharmaceuticals, Inc.	835,726
26,395	[1]	Eagle Pharmaceuticals, Inc.	1,356,967
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
170,957	[1]	Endo International PLC	$ 1,282,177
36,077		Ensign Group, Inc.	1,858,687
149,402	[1,2]	Fate Therapeutics, Inc.	2,509,954
93,253	[1,2]	Genomic Health, Inc.	5,998,965
53,617	[1]	Globus Medical, Inc.	2,417,590
192,012	[1]	HMS Holdings Corp.	5,842,925
276,665	[1]	Halozyme Therapeutics, Inc.	4,462,606
47,355	[1]	Horizon Pharma PLC	1,208,973
232,728	[1,2]	Insmed, Inc.	7,084,240
7,631	[1]	Integer Holdings Corp.	527,226
218,308	[1,2]	Mallinckrodt PLC	3,375,042
16,818	[1]	Medpace Holdings, Inc.	944,667
109,555	[1,2]	Merit Medical Systems, Inc.	6,154,800
63,334	[1,2]	Mirati Therapeutics, Inc.	3,767,740
38,531	[1]	Molina Healthcare, Inc.	4,994,773
28,383	[1]	NeoGenomics, Inc.	591,218
70,409	[1]	Orthofix Medical, Inc.	3,857,709
76,733	[1]	Pacira BioSciences, Inc.	3,055,508
261,959	[1]	Ra Pharmaceuticals, Inc.	5,815,490
106,671	[1,2]	Repligen Corp.	7,187,492
22,421	[1,2]	SurModics, Inc.	973,968
176,781	[1,2]	Tenet Healthcare Corp.	3,871,504
22,210	[2]	U.S. Physical Therapy, Inc.	2,587,243
42,798	[1]	Vanda Pharmaceuticals, Inc.	697,179
183,675	[1,2]	Wright Medical Group, Inc.	5,431,270
		TOTAL	138,753,851
		Industrials—15.7%
155,374		Acco Brands Corp.	1,420,118
146,796	[1]	Atkore International Group, Inc.	3,634,669
208,195	[1]	CECO Environmental Corp.	1,615,593
60,365	[1,2]	Casella Waste Systems, Inc.	2,252,822
35,311	[1,2]	Chart Industries, Inc.	3,116,902
120,879		Comfort Systems USA, Inc.	6,539,554
245,061	[1]	Continental Building Products, Inc.	6,285,815
79,917		Deluxe Corp.	3,573,888
206,340	[1]	Echo Global Logistics, Inc.	4,733,440
63,080		EnPro Industries, Inc.	4,688,106
52,327	[1]	FTI Consulting, Inc.	4,446,748
79,537	[2]	GATX Corp.	6,134,689
128,399	[1]	Generac Holdings, Inc.	7,060,661
118,392	[1]	Harsco Corp.	2,680,395
122,541		Heidrick & Struggles International, Inc.	4,384,517
80,814	[1]	Hub Group, Inc.	3,359,438
79,039		Hurco Co., Inc.	3,108,604
93,047		Insperity, Inc.	11,124,699
70,793		Kaman Corp., Class A	4,382,795
104,165		Korn Ferry	4,897,838
120,081	[1]	Masonite International Corp.	6,182,971
327,668	[2]	Maxar Technologies, Inc.	1,615,403
68,093	[1]	Mercury Systems, Inc.	4,972,151
156,995	[1,2]	Meritor, Inc.	3,808,699
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
200,406		Miller Herman, Inc.	$ 7,779,761
50,742		Quad Graphics, Inc.	619,560
154,753	[2]	REV Group, Inc.	1,963,815
217,144	[1]	Rexnord Corp.	6,210,318
92,288		Rush Enterprises, Inc.	3,913,934
132,287	[1]	SPX Flow, Inc.	4,754,395
16,873		SkyWest, Inc.	1,039,208
269,451		Steelcase, Inc., Class A	4,658,808
169,150	[1]	Titan Machinery, Inc.	2,909,380
30,692		Unifirst Corp.	4,853,326
118,160		Universal Truckload Services, Inc.	2,885,467
39,898	[1]	Veritiv Corp.	1,112,755
260,814	[2]	Werner Enterprises, Inc.	8,737,269
		TOTAL	157,458,511
		Information Technology—16.4%
135,727		AVX Corp.	2,213,707
91,349	[1,2]	Acacia Communications, Inc.	5,287,280
42,850	[1,2]	Alteryx, Inc.	3,798,224
47,512	[1,2]	CACI International, Inc., Class A	9,261,989
107,405	[1]	Ciena Corp.	4,120,056
95,170	[1]	Commvault Systems, Inc.	5,005,942
58,718	[1]	Coupa Software, Inc.	6,067,331
278,747	[1]	Diodes, Inc.	10,151,966
143,019	[1]	Everi Holdings, Inc.	1,471,666
45,258	[1]	Fabrinet	2,739,014
118,441	[1,2]	Five9, Inc.	6,285,664
71,328	[1]	HubSpot, Inc.	13,159,303
64,659	[1]	Insight Enterprises, Inc.	3,658,406
60,049	[2]	j2 Global, Inc.	5,261,493
57,846	[1]	Kimball Electronics, Inc.	875,210
290,590	[1]	Lattice Semiconductor Corp.	3,763,140
14,933		Maximus, Inc.	1,099,815
176,660	[1]	Netgear, Inc.	5,481,760
92,923	[1,2]	NetScout Systems, Inc.	2,731,936
116,689	[1]	Paylocity Corp.	11,266,323
25,288	[1,2]	Plexus Corp.	1,521,832
73,249	[1]	Rapid7, Inc.	3,980,351
108,344	[1]	SPS Commerce, Inc.	11,239,607
246,942	[1,2]	Stratasys, Inc.	5,741,401
45,329	[1]	Tech Data Corp.	4,832,525
31,584	[1,2]	Tucows, Inc.	2,785,393
185,807	[1,2]	Unisys Corp.	2,082,896
19,153	[1]	Verint Systems, Inc.	1,156,650
82,272	[1]	ViaSat, Inc.	7,471,943
57,170		Vishay Intertechnology, Inc.	1,132,538
165,669	[1]	Workiva, Inc.	8,803,651
106,817		XPERI Corp.	2,654,402
98,122	[1,2]	Zscaler, Inc.	6,702,714
		TOTAL	163,806,128
		Materials—3.9%
114,190	[1,2]	Allegheny Technologies, Inc.	2,845,615
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
135,784		Boise Cascade Co.	$ 3,759,859
131,806		Carpenter Technology Corp.	6,546,804
348,018		Gold Resource Corp.	1,273,746
62,443	[1]	Ingevity Corp.	7,181,569
211,131	[1]	Kraton Corp.	6,929,319
87,515		Myers Industries, Inc.	1,565,643
121,607		Schnitzer Steel Industries, Inc., Class A	2,884,518
77,766		Trinseo SA	3,495,582
28,208	[1]	UFP Technologies, Inc.	1,026,771
61,218	[1]	Verso Corp.	1,366,386
		TOTAL	38,875,812
		Utilities—4.6%
88,905		Avista Corp.	3,835,362
654,905		Clearway Energy, Inc., Class A	10,065,890
27,341		Northwest Natural Holding Co.	1,828,839
219,698		PNM Resources, Inc.	10,202,775
167,126		Pattern Energy Group, Inc.	3,863,953
89,287		Portland General Electric Co.	4,670,603
142,768		Southwest Gas Holdings, Inc.	11,876,870
		TOTAL	46,344,292
		TOTAL COMMON STOCKS (IDENTIFIED COST $977,922,636)	980,649,401
		INVESTMENT COMPANIES—12.7%
45,079,483		Federated Government Obligations Fund, Premier Shares, 2.35%[4]	45,079,483
82,266,743		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4]	82,283,196
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $127,363,357)	127,362,679
		TOTAL INVESTMENT IN SECURITIES—110.7% (IDENTIFIED COST $1,105,285,993)	1,108,012,080
		OTHER ASSETS AND LIABILITIES - NET—(10.7)%[5]	(106,935,858)
		TOTAL NET ASSETS—100%	$ 1,001,076,222
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total Affiliated Transactions
Balance of Shares Held 7/31/2018	43,276,939	89,106,925	132,383,864
Purchases/Additions	174,830,657	519,529,045	694,359,702
Sales/Reductions	(173,028,113)	(526,369,227)	(699,397,340)
Balance of Shares Held 4/30/2019	45,079,483	82,266,743	127,346,226
Value	$ 45,079,483	$ 82,283,196	$ 127,362,679
Change in Unrealized Appreciation/Depreciation	N/A	$ (7,287)	$ (7,287)
Net Realized Gain/(Loss)	N/A	$ 3,609	$ 3,609
Dividend Income	$ 645,756	$ 1,607,591	$ 2,253,347
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
6

As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$99,352,012	$104,099,483
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 935,792,526	$—	$ 0	$ 935,792,526
International	44,856,875	—	—	44,856,875
Investment Companies	127,362,679	—	—	127,362,679
TOTAL SECURITIES	$1,108,012,080	$—	$ 0	$1,108,012,080
8

Federated MDT Small Cap Growth Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Communication Services—4.1%
48,079	[1]	Care.com, Inc.	$ 805,323
28,869		Cogent Communications Holdings, Inc.	1,594,435
74,799	[1]	Imax Corp.	1,823,600
44,249	[2]	Nexstar Media Group, Inc., Class A	5,179,345
175,667		Shenandoah Telecommunications Co.	7,260,317
155,482		Sinclair Broadcast Group, Inc.	7,119,521
46,425	[2]	World Wrestling Entertainment, Inc.	3,892,736
179,753	[1]	Yelp, Inc.	7,200,905
		TOTAL	34,876,182
		Consumer Discretionary—15.9%
327,604		American Eagle Outfitters, Inc.	7,790,423
59,797	[1]	Asbury Automotive Group, Inc.	4,794,523
126,969	[2]	BJ's Restaurants, Inc.	6,337,023
97,294	[2]	Brinker International, Inc.	4,161,264
437,109		Callaway Golf Co.	7,675,634
191,396	[1]	Chegg, Inc.	6,823,267
262,979	[2]	Chicos Fas, Inc.	920,426
150,571	[1]	Conn's, Inc.	3,895,272
158,228	[1]	Crocs, Inc.	4,406,650
211,801		Dana, Inc.	4,130,119
39,496	[1]	Deckers Outdoor Corp.	6,248,662
55,095	[2]	Dine Brands Global, Inc.	4,884,723
38,196	[1,2]	Eldorado Resorts, Inc.	1,885,737
86,048	[1]	Etsy, Inc.	5,811,682
9,747	[1,2]	Fox Factory Holding Corp.	756,367
50,086		La-Z-Boy, Inc.	1,642,821
217,715	[1,2]	Lumber Liquidators, Inc.	2,878,192
118,049		M.D.C. Holdings, Inc.	3,607,577
123,617	[1]	MarineMax, Inc.	2,137,338
53,773	[1,2]	Ollie's Bargain Outlet Holding, Inc.	5,142,850
221,270	[1]	Planet Fitness, Inc.	16,750,139
28,736	[1,2]	RH	3,066,419
249,876	[1]	SeaWorld Entertainment, Inc.	6,651,699
17,179	[1,2]	Shutterstock, Inc.	694,891
86,650	[1]	Sleep Number Corp.	3,015,420
43,884	[1,2]	Stamps.com, Inc.	3,765,247
121,271	[2]	Tailored Brands, Inc.	988,359
269,161	[1]	Weight Watchers International, Inc.	5,496,268
29,837	[2]	Wingstop, Inc.	2,245,831
190,741	[1,2]	YETI Holdings, Inc.	6,805,639
		TOTAL	135,410,462
		Consumer Staples—3.9%
34,658	[1]	BJ's Wholesale Club Holdings, Inc.	982,554
68,532	[1]	Chefs Warehouse, Inc.	2,239,626
10,450		Coca-Cola Bottling Co.	3,396,564
245,276	[1,2]	elf Beauty, Inc.	3,137,080
49,787	[1,2]	Freshpet, Inc.	2,223,487
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
35,915		Medifast, Inc.	$ 5,268,371
223,250	[1,2]	Performance Food Group Co.	9,142,088
7,397	[1]	The Boston Beer Co., Inc., Class A	2,293,144
k54,592	[1]	USANA Health Sciences, Inc.	4,556,248
		TOTAL	33,239,162
		Energy—1.2%
119,659	[1]	CONSOL Energy, Inc.	4,056,440
74,857	[2]	Delek US Holdings, Inc.	2,774,201
738,449	[1,2]	Denbury Resources, Inc.	1,646,741
75,531	[1,2]	Par Petroleum Corp.	1,475,876
		TOTAL	9,953,258
		Financials—8.3%
44,808	[1]	Allegiance Bancshares, Inc.	1,549,013
92,663	[1]	Enova International, Inc.	2,541,746
123,437	[1]	Essent Group Ltd.	5,857,086
60,073	[2]	FB Financial Corp.	2,207,082
117,844	[1]	Green Dot Corp.	7,514,912
44,292		Guaranty Bancshares, Inc.	1,243,276
95,928	[2]	Kemper Corp.	8,622,009
85,734	[2]	Lakeland Financial Corp.	4,093,798
19,138	[1,2]	LendingTree, Inc.	7,364,685
166,868	[1,2]	NMI Holdings, Inc.	4,685,653
102,498		National Bank Holdings Corp.	3,919,524
508,478		National General Holdings Corp.	12,533,983
10,786		RLI Corp.	877,225
108,809		The Bank of NT Butterfield & Son Ltd.	4,354,536
56,923	[1]	Triumph Bancorp, Inc.	1,765,182
47,420		Universal Insurance Holdings, Inc.	1,412,642
		TOTAL	70,542,352
		Health Care—23.5%
43,001	[1,2]	Acadia Pharmaceuticals, Inc.	1,034,174
51,904	[1,3]	Adeptus Health, Inc.	0
11,062	[1]	Amedisys, Inc.	1,413,945
215,061	[1]	American Renal Associates Holdings, Inc.	1,479,620
81,726	[1]	Arena Pharmaceuticals, Inc.	3,738,964
281,787	[1]	Array BioPharma, Inc.	6,371,204
78,794	[1,2]	Arrowhead Pharmaceuticals, Inc.	1,416,716
170,895	[1,2]	Assertio Therapeutics, Inc.	712,632
196,685	[1]	Audentes Therapeutics, Inc.	7,432,726
425,493	[1]	BioCryst Pharmaceuticals, Inc.	3,161,413
115,155	[1,2]	Biohaven Pharmaceutical Holding Co. Ltd.	6,892,027
66,161	[1]	BioTelemetry, Inc.	3,599,158
53,500	[1]	Blueprint Medicines Corp.	4,045,135
64,457		CONMED Corp.	5,158,494
189,515	[1]	Cardiovascular Systems, Inc.	6,735,363
147,849	[1]	ChemoCentryx, Inc.	1,961,956
49,814	[1,2]	Codexis, Inc.	981,336
275,418	[1,2]	Denali Therapeutics, Inc.	6,739,478
150,642	[1]	Dicerna Pharmaceuticals, Inc.	1,952,320
115,256	[1,2]	Eagle Pharmaceuticals, Inc.	5,925,311
8,082	[1,2]	Enanta Pharmaceuticals, Inc.	704,670
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
84,332		Ensign Group, Inc.	$ 4,344,785
276,124	[1]	Fate Therapeutics, Inc.	4,638,883
88,489	[1,2]	Genomic Health, Inc.	5,692,497
32,532	[1]	Glaukos Corp.	2,346,533
43,638	[1,2]	Global Blood Therapeutics, Inc.	2,417,545
81,359	[1]	Globus Medical, Inc.	3,668,477
147,502	[1]	HMS Holdings Corp.	4,488,486
500,747	[1]	Halozyme Therapeutics, Inc.	8,077,049
183,833	[1]	Horizon Pharma PLC	4,693,256
248,804	[1,2]	Insmed, Inc.	7,573,594
23,131	[1]	Integer Holdings Corp.	1,598,121
20,942	[1]	Intercept Group, Inc.	1,804,782
91,585	[1]	Invitae Corp.	2,163,238
49,144	[1]	Livanova PLC	3,385,530
10,682	[1]	Medpace Holdings, Inc.	600,008
53,344	[1]	MeiraGTx Holdings PLC	1,041,808
158,725	[1]	Merit Medical Systems, Inc.	8,917,170
56,866	[1,2]	Mirati Therapeutics, Inc.	3,382,958
15,171	[1]	Molina Healthcare, Inc.	1,966,617
68,941	[1]	Myriad Genetics, Inc.	2,170,263
220,565	[1,2]	NeoGenomics, Inc.	4,594,369
31,886	[1,2]	NuVasive, Inc.	1,932,292
19,388	[1]	Omnicell, Inc.	1,558,020
94,446	[1]	Orthofix Medical, Inc.	5,174,696
123,596	[1]	Pacira BioSciences, Inc.	4,921,593
24,153	[1]	Quidel Corp.	1,544,343
128,047	[1,2]	Repligen Corp.	8,627,807
89,499	[1]	Supernus Pharmaceuticals, Inc.	3,287,298
42,674	[1]	SurModics, Inc.	1,853,759
25,814	[1]	Tandem Diabetes Care, Inc.	1,585,238
192,671	[1,2]	Tenet Healthcare Corp.	4,219,495
28,534	[1]	Tivity Health, Inc.	616,905
65,254	[1,2]	Ultragenyx Pharmaceutical, Inc.	4,306,764
149,855	[1]	Vanda Pharmaceuticals, Inc.	2,441,138
48,498	[1]	Voyager Therapeutics, Inc.	1,023,308
228,154	[1,2]	Wright Medical Group, Inc.	6,746,514
		TOTAL	200,861,781
		Industrials—17.9%
228,646		Advanced Drainage System, Inc.	6,413,520
39,357	[1,2]	Aerojet Rocketdyne Holdings, Inc.	1,332,628
16,834	[1,2]	Aerovironment, Inc.	1,154,139
10,911		Albany International Corp., Class A	807,087
72,519		Astec Industries, Inc.	2,444,615
143,672	[1]	Atkore International Group, Inc.	3,557,319
9,493		Brinks Co. (The)	758,775
43,341	[1,2]	Chart Industries, Inc.	3,825,710
121,449		Comfort Systems USA, Inc.	6,570,391
83,146	[1]	Commercial Vehicle Group, Inc.	741,662
225,108	[1]	Continental Building Products, Inc.	5,774,020
17,277	[1]	DXP Enterprises, Inc.	741,010
66,370		Deluxe Corp.	2,968,066
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
156,588	[1]	Echo Global Logistics, Inc.	$ 3,592,129
42,554		Emcor Group, Inc.	3,580,494
149,730	[1,2]	Generac Holdings, Inc.	8,233,653
148,104	[1]	Harsco Corp.	3,353,075
160,686		Heidrick & Struggles International, Inc.	5,749,345
119,787	[1]	Hub Group, Inc.	4,979,546
96,070		Insperity, Inc.	11,486,129
47,116		KForce Com, Inc.	1,697,118
84,660	[2]	Kaman Corp., Class A	5,241,301
15,846	[2]	Kennametal, Inc.	644,932
146,843		Korn Ferry	6,904,558
8,225		MSA Safety, Inc.	904,010
106,459	[1]	Masonite International Corp.	5,481,574
60,275	[1,2]	Mastec, Inc.	3,052,929
103,031	[1]	Mercury Systems, Inc.	7,523,324
301,293	[1,2]	Meritor, Inc.	7,309,368
160,802		Miller Herman, Inc.	6,242,334
187,199	[1]	NCI Building System, Inc.	1,070,778
101,563		Rush Enterprises, Inc.	4,307,287
38,490	[1,2]	Saia, Inc.	2,478,371
33,911		Schneider National, Inc.	708,740
39,313	[1]	TriNet Group, Inc.	2,450,772
69,251		Universal Forest Products, Inc.	2,558,824
121,174		Universal Truckload Services, Inc.	2,959,069
220,872	[2]	Werner Enterprises, Inc.	7,399,212
51,442	[2]	Woodward, Inc.	5,602,034
		TOTAL	152,599,848
		Information Technology—19.4%
105,666	[1]	ACI Worldwide, Inc.	3,753,256
54,128	[1,2]	Alteryx, Inc.	4,797,906
95,513		CSG Systems International, Inc.	4,264,655
31,945		Cabot Microelectronics Corp.	4,033,056
111,782	[1,2]	Cardtronics, Inc.	3,997,324
66,284	[1]	Ciena Corp.	2,542,654
155,003	[1]	Commvault Systems, Inc.	8,153,158
23,218	[1]	Cornerstone OnDemand, Inc.	1,268,864
87,596	[1,2]	Coupa Software, Inc.	9,051,295
239,795	[1]	Endurance International Group Holdings, Inc.	1,326,066
63,762	[1,2]	Everbridge, Inc.	4,711,374
161,133	[1,2]	Five9, Inc.	8,551,328
88,291	[1,2]	HubSpot, Inc.	16,288,807
39,190	[1]	Insight Enterprises, Inc.	2,217,370
90,951	[2]	j2 Global, Inc.	7,969,127
415,475	[1]	Lattice Semiconductor Corp.	5,380,401
66,283		Maximus, Inc.	4,881,743
86,595	[1]	Nanometrics, Inc.	2,579,665
39,183	[1]	Novoste Corp.	3,409,705
22,330	[1]	OSI Systems, Inc.	2,012,603
141,159	[1,2]	Paylocity Corp.	13,628,901
14,888	[1,2]	Qualys, Inc.	1,343,791
116,123	[1,2]	Rapid7, Inc.	6,310,124
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
29,270	[1,2]	SMART Global Holdings, Inc.	$ 636,330
106,795	[1]	SPS Commerce, Inc.	11,078,913
68,878	[1,2]	Stratasys, Inc.	1,601,414
18,759	[1]	Trade Desk, Inc./The	4,154,743
63,115	[1]	Tucows, Inc.	5,566,112
120,470	[1,2]	Unisys Corp.	1,350,469
164,175	[1]	Workiva, Inc.	8,724,260
141,755	[1,2]	Zscaler, Inc.	9,683,284
		TOTAL	165,268,698
		Materials—3.9%
131,676		Boise Cascade Co.	3,646,108
34,261		Fuller (H.B.) Co.	1,677,761
74,403	[1,2]	Ingevity Corp.	8,557,089
301,873	[1]	Kraton Corp.	9,907,472
136,501		Kronos Worldwide, Inc.	1,856,414
194,248		Myers Industries, Inc.	3,475,097
86,100	[1,3]	Rentech, Inc.	0
103,646		Trinseo SA	4,658,888
		TOTAL	33,778,829
		TOTAL COMMON STOCKS (IDENTIFIED COST $796,552,578)	836,530,572
		INVESTMENT COMPANIES—12.8%
44,278,021		Federated Government Obligations Fund, Premier Shares, 2.35%[4]	44,278,021
65,114,956		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[4]	65,127,979
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $109,399,541)	109,406,000
		TOTAL INVESTMENT IN SECURITIES—110.9% (IDENTIFIED COST $905,952,119)	945,936,572
		OTHER ASSETS AND LIABILITIES - NET—(10.9)%[5]	(93,077,739)
		TOTAL NET ASSETS—100%	$ 852,858,833
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 7/31/2018	11,851,038	20,756,726	32,607,764
Purchases/Additions	208,383,040	509,981,591	718,364,631
Sales/Reductions	(175,956,057)	(465,623,361)	(641,579,418)
Balance of Shares Held 4/30/2019	44,278,021	65,114,956	109,392,977
Value	$ 44,278,021	$ 65,127,979	$ 109,406,000
Change in Unrealized Appreciation/Depreciation	N/A	$ 2,857	$ 2,857
Net Realized Gain/(Loss)	N/A	$ 3,763	$ 3,763
Dividend Income	$ 446,078	$ 932,220	$ 1,378,298
5

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$90,920,585	$93,767,021
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$781,950,981	$—	$ 0	$781,950,981
International	54,579,591	—	—	54,579,591
Investment Companies	109,406,000	—	—	109,406,000
TOTAL SECURITIES	$945,936,572	$—	$ 0	$945,936,572
7

Federated MDT Balanced Fund
Portfolio of Investments
April 30, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—53.4%
		Communication Services—5.2%
7,240		AT&T, Inc.	$ 224,150
1,407	[1]	Alphabet, Inc.	1,686,937
4,900	[1]	Charter Communications, Inc.	1,818,831
6,328	[1]	Facebook, Inc.	1,223,835
29,026	[1]	Live Nation Entertainment, Inc.	1,896,559
28,128	[1]	MSG Networks, Inc.	647,788
6,657		Verizon Communications, Inc.	380,714
8,267		Viacom, Inc., Class B	238,999
1,592		World Wrestling Entertainment, Inc.	133,489
		TOTAL	8,251,302
		Consumer Discretionary—5.8%
5,200		Abercrombie & Fitch Co., Class A	155,428
1,064		Advance Auto Parts, Inc.	176,965
129	[1]	Amazon.com, Inc.	248,521
636	[1]	AutoZone, Inc.	654,005
7,113	[2]	Bed Bath & Beyond, Inc.	118,858
1,787		Big Lots, Inc.	66,405
5,188	[1]	Burlington Stores, Inc.	876,305
645	[1]	Cooper-Standard Holding, Inc.	32,682
2,169	[2]	Dillards, Inc., Class A	148,468
1,676		Dunkin' Brands Group, Inc.	125,080
3,229		eBay, Inc.	125,124
9,074		Expedia Group, Inc.	1,178,168
24,635		Ford Motor Co.	257,436
3,861	[1]	Fossil, Inc.	50,463
6,613	[1,2]	GNC Holdings, Inc.	14,681
5,192	[2]	GameStop Corp.	44,911
4,741		Goodyear Tire & Rubber Co.	91,075
3,800		Guess ?, Inc.	77,406
3,983		Harley-Davidson, Inc.	148,287
556		Hilton Worldwide Holdings, Inc.	48,366
5,379		Home Depot, Inc.	1,095,702
2,435	[1]	Libbey, Inc.	6,088
7,882		Lowe's Cos., Inc.	891,770
2,344	[1]	Lululemon Athletica, Inc.	413,364
1,344	[1]	Mohawk Industries, Inc.	183,120
1,390	[1]	Planet Fitness, Inc.	105,223
3,477		Ralph Lauren Corp.	457,504
3,900	[1]	Sally Beauty Holdings, Inc.	69,030
1,937	[1]	Skechers USA, Inc., Class A	61,325
1,516		Toll Brothers, Inc.	57,760
5,423		Tupperware Brands Corp.	129,067
644	[1]	Urban Outfitters, Inc.	19,146
9,457		Wyndham Destinations, Inc.	411,947
5,811		Yum! Brands, Inc.	606,610

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
1,135	[1]	Zumiez, Inc.	$ 30,225
		TOTAL	9,176,515
		Consumer Staples—3.5%
10,972		Archer-Daniels-Midland Co.	489,351
2,708		Cal-Maine Foods, Inc.	111,326
1,410		Church and Dwight, Inc.	105,680
2,988		Costco Wholesale Corp.	733,644
3,902	[2]	Dean Foods Co.	6,633
7,888		Estee Lauder Cos., Inc., Class A	1,355,237
4,289		Fresh Del Monte Produce, Inc.	126,568
5,780	[1]	Herbalife Ltd.	305,473
3,714		Lamb Weston Holdings, Inc.	260,166
10,736		PepsiCo, Inc.	1,374,745
4,666	[1]	Post Holdings, Inc.	526,232
3,066		Sysco Corp.	215,754
		TOTAL	5,610,809
		Energy—3.0%
20,992		Chevron Corp.	2,520,299
8,371		EOG Resources, Inc.	804,034
13,438		Exxon Mobil Corp.	1,078,803
5,879		HollyFrontier Corp.	280,605
10,600	[1]	Noble Corp. PLC	27,878
		TOTAL	4,711,619
		Financials—7.6%
21,924		Allstate Corp.	2,171,791
328		Ameriprise Financial, Inc.	48,141
7,686	[1]	Athene Holding Ltd.	347,100
11,267		Bank of America Corp.	344,545
5,500		Blackstone Mortgage Trust, Inc.	195,745
2,010		Citizens Financial Group, Inc.	72,762
5,441		Comerica, Inc.	427,608
4,230		Everest Re Group Ltd.	996,165
17,862		Fifth Third Bancorp	514,783
1,384	[1]	Green Dot Corp.	88,258
13,300		Huntington Bancshares, Inc.	185,136
15,930		JPMorgan Chase & Co.	1,848,676
16,358		KeyCorp	287,083
2,649		LPL Investment Holdings, Inc.	196,264
4,381		M & T Bank Corp.	745,077
17,976		Navient Corp.	242,856
14,700		New Residential Investment Corp.	247,107
8,406		Popular, Inc.	485,110
11,051		Progressive Corp., OH	863,636
4,065		Prudential Financial, Inc.	429,711
9,397		The Travelers Cos., Inc.	1,350,819
		TOTAL	12,088,373
		Health Care—6.4%
430	[1]	Alexion Pharmaceuticals, Inc.	58,536
2,373		Allergan PLC	348,831

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
301	[1]	Amedisys, Inc.	$ 38,474
1,959		Anthem, Inc.	515,276
2,687	[1]	Biogen, Inc.	615,968
1,474		Bristol-Myers Squibb Co.	68,438
15,524	[1]	Community Health Systems, Inc.	53,403
12,188		Eli Lilly & Co.	1,426,483
5,227		HCA Healthcare, Inc.	665,031
1,805		Humana, Inc.	461,015
429	[1]	IQVIA Holdings, Inc.	59,588
285	[1]	Incyte Genomics, Inc.	21,888
3,809	[1]	Ionis Pharmaceuticals, Inc.	283,123
393	[1]	Jazz Pharmaceuticals PLC.	51,000
553		McKesson Corp.	65,945
1,347	[1]	Molina Healthcare, Inc.	174,612
1,603	[1]	Regeneron Pharmaceuticals, Inc.	550,053
11,280		Stryker Corp.	2,130,905
1,879	[1]	United Therapeutics Corp.	192,729
10,023	[1]	Veeva Systems, Inc.	1,401,917
5,227	[1]	Vertex Pharmaceuticals, Inc.	883,258
		TOTAL	10,066,473
		Industrials—5.3%
2,951		AGCO Corp.	208,872
11,532		Allison Transmission Holdings, Inc.	540,389
3,349		Boeing Co.	1,264,884
7,505		CSX Corp.	597,623
7,652	[1]	Colfax Corp.	230,861
1,162		Deluxe Corp.	51,965
1,032		Ennis, Inc.	20,826
769		Grainger (W.W.), Inc.	216,858
1,251		Harris Corp.	210,793
1,337		Insperity, Inc.	159,852
3,004	[1]	Jet Blue Airways Corp.	55,724
4,448		Lennox International, Inc.	1,207,410
3,665		Lockheed Martin Corp.	1,221,654
17,537		Paccar, Inc.	1,256,877
10,000		Pitney Bowes, Inc.	71,100
3,514		R.R. Donnelley & Sons Co.	16,235
9,094	[1]	SPX Corp.	331,931
3,342		Trinity Industries, Inc.	72,053
6,890	[1]	United Continental Holdings, Inc.	612,245
		TOTAL	8,348,152
		Information Technology—11.3%
5,799	[1]	Adobe, Inc.	1,677,361
504	[1]	Advanced Energy Industries, Inc.	29,111
788	[1]	Ansys, Inc.	154,290
3,379		Apple, Inc.	678,064
2,087	[1]	Atlassian Corp. PLC	229,883
7,284	[1]	Autodesk, Inc.	1,298,082
14,255		Automatic Data Processing, Inc.	2,343,379

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,922	[1]	Cadence Design Systems, Inc.	$ 272,108
2,038		DXC Technology Co.	133,978
10,495	[1]	Fortinet, Inc.	980,443
11,412		Global Payments, Inc.	1,666,951
8,704		Hewlett-Packard Co.	173,645
672	[1]	HubSpot, Inc.	123,977
1,900	[1]	Insight Enterprises, Inc.	107,502
5,874		Intel Corp.	299,809
2,240		Intuit, Inc.	562,374
2,133	[1]	Keysight Technologies, Inc.	185,635
8,891		Mastercard, Inc.	2,260,448
5,273		Microsoft Corp.	688,654
5,942		NetApp, Inc.	432,875
2,100	[1]	Palo Alto Networks, Inc.	522,543
414	[1]	Salesforce.com, Inc.	68,455
7,000	[1]	Sanmina Corp.	237,440
1,130	[1]	ServiceNow, Inc.	306,806
22,000		Vishay Intertechnology, Inc.	435,820
10,000		Western Union Co.	194,400
14,422		Xilinx, Inc.	1,732,659
307	[1]	Zebra Technologies Corp., Class A	64,820
379	[1]	Zscaler, Inc.	25,890
		TOTAL	17,887,402
		Materials—1.1%
9,367		Domtar, Corp.	458,046
8,786		Mosaic Co./The	229,403
733		Sherwin-Williams Co.	333,390
9,849		Westlake Chemical Corp.	686,968
		TOTAL	1,707,807
		Real Estate—2.8%
1,900		Alexandria Real Estate Equities, Inc.	270,541
763	[1]	Altisource Portfolio Solutions S.A.	18,060
11,600		American Homes 4 Rent	278,168
1,650		American Tower Corp.	322,245
5,200		Douglas Emmett, Inc.	214,188
1,450		EastGroup Properties, Inc.	165,779
700		Equinix, Inc.	318,290
2,300		Equity Lifestyle Properties, Inc.	268,410
2,500		Equity Residential Properties Trust	191,050
6,200		Hudson Pacific Properties, Inc.	216,132
13,100		Invitation Homes, Inc.	325,666
4,500		Liberty Property Trust	223,380
2,700		ProLogis, Inc.	207,009
5,100		Rexford Industrial Realty, Inc.	193,239
1,900		Ryman Hospitality Properties	151,240
8,100		STORE Capital Corp.	269,892
1,550		Simon Property Group, Inc.	269,235
2,000		Sun Communities, Inc.	246,160

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
7,600		Terreno Realty Corp.	$ 339,340
		TOTAL	4,488,024
		Utilities—1.4%
14,160		AES Corp.	242,419
11,793		Consolidated Edison Co.	1,016,085
8,264		Edison International	526,995
7,563		Exelon Corp.	385,335
		TOTAL	2,170,834
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,293,494)	84,507,310
		ASSET-BACKED SECURITIES—0.1%
		Auto Receivables—0.0%
$ 77,209		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.660%, 11/15/2021	77,188
		Other—0.1%
128,000		PFS Financing Corp. 2016-BA, Class A, 1.870%, 10/15/2021	127,476
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $205,189)	204,664
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
		Commercial Mortgage—2.0%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 7/15/2049	170,436
190,000		Bank 2017-BNK8, Class A4, 3.488%, 11/15/2050	194,306
220,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	240,695
352	[3]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.230%, 3/25/2031	351
190,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	185,227
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	202,717
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class AM, 3.912%, 5/15/2045	71,980
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 5/15/2045	128,641
200,000		Commercial Mortgage Trust 2013-CR8, Class B, 4.093%, 6/10/2046	205,171
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%, 10/10/2047	209,278
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	304,176
200,000		FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.743%, 11/25/2045	203,819
1,036		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	1,084
1,326		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	1,386
4,359		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	4,786
70,608		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	69,687
296,640		Federal Home Loan Mortgage Corp. REMIC, Series K504, Class A2, 2.566%, 9/25/2020	295,871
3,739	[4]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.749% (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	3,992
959		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	978
100,000		GS Mortgage Securities Corp. II 2012-GCJ7, Class AS, 4.085%, 5/10/2045	102,857
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	199,682
50,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.693%, 3/15/2050	51,689
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	102,216
150,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	153,474
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 4/15/2045	26,048
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,149,789)	3,130,547

Shares or Principal Amount			Value
		CORPORATE BONDS—12.9%
		Basic Industry - Chemicals—0.0%
$ 35,000		Incitec Pivot Finance LLC, Company Guarantee, 144A, 6.000%, 12/10/2019	$ 35,594
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	20,285
		TOTAL	55,879
		Basic Industry - Metals & Mining—0.3%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,598
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	63,143
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	40,976
20,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, 144A, 4.200%, 10/1/2022	20,451
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	104,009
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	24,193
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 4/15/2020	164,428
		TOTAL	432,798
		Basic Industry - Paper—0.0%
10,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.250%, 3/15/2023	10,066
20,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.700%, 3/15/2021	20,584
		TOTAL	30,650
		Capital Goods - Aerospace & Defense—0.2%
100,000		Arconic, Inc., 5.870%, 2/23/2022	104,940
11,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	11,880
20,000		Raytheon Co., Sr. Note, 4.400%, 2/15/2020	20,268
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,047
40,000	[4]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	32,481
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	50,607
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	52,198
		TOTAL	282,421
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	195,067
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 4/1/2026	81,773
		TOTAL	276,840
		Capital Goods - Diversified Manufacturing—0.2%
15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	15,260
30,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	29,924
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	15,935
200,000		Valmont Industries, Inc., 5.250%, 10/1/2054	186,172
		TOTAL	247,291
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	85,830
		Capital Goods - Packaging—0.0%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 6/15/2022	46,111
		Communications - Cable & Satellite—0.2%
200,000		CCO Safari II LLC, 4.908%, 7/23/2025	212,320
90,000		NBCUniversal, Inc., Sr. Unsecd. Note, 5.150%, 4/30/2020	92,137
		TOTAL	304,457
		Communications - Media & Entertainment—0.3%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	34,622
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 9/1/2020	25,902
250,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 4/15/2026	249,720
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,411

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$150,000	WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	$ 152,641
	TOTAL	483,296
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	150,695
	Communications - Telecom Wirelines—0.2%
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	161,218
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	94,904
	TOTAL	256,122
	Consumer Cyclical - Automotive—0.4%
175,000	American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	174,828
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	14,430
100,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 1/15/2043	85,248
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	199,382
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	159,970
	TOTAL	633,858
	Consumer Cyclical - Leisure—0.1%
131,737	Football Trust V, Pass Thru Cert., 5.350%, 10/5/2020	135,935
	Consumer Cyclical - Lodging—0.0%
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	29,953
	Consumer Cyclical - Retailers—0.4%
50,000	Advance Auto Parts, Inc., 4.500%, 12/1/2023	52,476
40,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	38,958
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	249,078
175,000	CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	165,306
10,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	10,317
80,000	Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 6/15/2026	73,889
	TOTAL	590,024
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	197,956
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	131,500
65,000	Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	67,479
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	12,708
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	71,172
	TOTAL	480,815
	Consumer Non-Cyclical - Food/Beverage—1.0%
300,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 5.550%, 1/23/2049	333,557
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	289,711
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	136,220
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 4/17/2048	81,867
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	271,691
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	199,140
60,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	59,297
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	52,774
230,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.100%, 9/28/2048	239,968
	TOTAL	1,664,225
	Consumer Non-Cyclical - Health Care—0.0%
15,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/1/2022	15,085
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,214
	TOTAL	25,299

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.1%
$105,000		Eli Lilly & Co., Sr. Unsecd. Note, 3.950%, 3/15/2049	$ 106,826
		Consumer Non-Cyclical - Products—0.1%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2026	190,159
		Consumer Non-Cyclical - Supermarkets—0.2%
290,000		Kroger Co., Sr. Unsecd. Note, 5.400%, 1/15/2049	304,997
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 8/6/2019	24,398
		Energy - Independent—0.3%
250,000		Canadian Natural Resources Ltd., 3.900%, 2/1/2025	257,636
125,000		Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	125,317
30,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	30,063
100,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/1/2025	101,271
		TOTAL	514,287
		Energy - Integrated—0.5%
135,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	134,357
300,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	314,136
75,000		Husky Energy, Inc., 4.000%, 4/15/2024	76,722
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	244,522
		TOTAL	769,737
		Energy - Midstream—0.7%
100,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	101,652
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	79,310
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	176,480
10,000		Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, 144A, 5.450%, 7/15/2020	10,300
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 3/1/2043	151,879
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	103,138
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	40,479
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	243,429
195,000		ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	195,814
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	19,727
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	30,480
		TOTAL	1,152,688
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	15,300
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	20,025
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	47,125
		TOTAL	82,450
		Energy - Refining—0.0%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	12,186
		Financial Institution - Banking—2.3%
74,000		American Express Co., 2.650%, 12/2/2022	73,636
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 5/5/2021	248,094
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	303,004
250,000	[4]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.241% (3-month USLIBOR +0.650%), 10/1/2021	250,744
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	104,472
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	204,652
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 3/30/2021	199,809
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	251,616
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	170,076

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 25,000	City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	$ 25,882
30,000	Comerica, Inc., 3.800%, 7/22/2026	30,213
75,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	77,124
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	280,748
150,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	188,597
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	52,122
400,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	405,377
300,000	Morgan Stanley, 4.300%, 1/27/2045	309,564
120,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	119,396
210,000	Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 2/8/2021	211,540
130,000	SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 3/3/2021	130,419
	TOTAL	3,637,085
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	81,097
125,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	133,654
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	74,540
13,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	14,410
	TOTAL	303,701
	Financial Institution - Finance Companies—0.5%
170,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	172,534
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	157,646
250,000	Discover Bank, Sr. Unsecd. Note, Series BKNT, 4.650%, 9/13/2028	261,857
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	233,460
	TOTAL	825,497
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	206,736
25,000	American International Group, Inc., 4.500%, 7/16/2044	24,511
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	36,563
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	128,237
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,354
275,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	271,820
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	15,670
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	259,878
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	20,064
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,018
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,129
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	61,976
	TOTAL	1,055,956
	Financial Institution - Insurance - P&C—0.1%
100,000	Liberty Mutual Group, Inc., 144A, 4.850%, 8/1/2044	104,236
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	101,570
	TOTAL	205,806
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,159
10,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	10,385
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	67,040
	TOTAL	97,584
	Financial Institution - REIT - Healthcare—0.0%
50,000	Healthcare Trust of America, 3.700%, 4/15/2023	50,547

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Office—0.1%
$ 50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 6/15/2023	$ 51,759
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	71,284
50,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	52,265
	TOTAL	175,308
	Financial Institution - REIT - Other—0.0%
75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	78,064
	Financial Institution - REIT - Retail—0.0%
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	50,565
	Sovereign—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,192
	Technology—0.8%
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	29,690
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	20,585
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	260,171
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	123,190
53,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 4/15/2023	53,909
300,000	Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	310,201
70,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.600%, 10/15/2020	70,679
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	19,994
185,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	191,720
50,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	52,563
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,352
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	55,002
	TOTAL	1,198,056
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	61,891
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	29,979
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	217,113
	TOTAL	308,983
	Transportation - Services—0.2%
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	69,706
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	205,968
30,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 1/15/2021	30,291
	TOTAL	305,965
	Utility - Electric—1.5%
110,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	105,357
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	78,166
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	312,268
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	143,384
280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	291,311
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	168,088
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	200,716
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	103,728
10,000	Great Plains Energy, Inc., Note, 4.850%, 6/1/2021	10,305
300,000	Metropolitan Edison Co., Sr. Unsecd. Note, 144A, 4.300%, 1/15/2029	313,637
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	112,203
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	35,006
50,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	49,955
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	241,709

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	$ 172,872
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	10,194
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	40,865
		TOTAL	2,389,764
		Utility - Natural Gas—0.2%
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	51,327
65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	65,405
245,000		TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	264,691
		TOTAL	381,423
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,949,827)	20,465,723
		U.S. TREASURY—4.0%
106,638	[5]	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2021	105,787
167,500		U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2022	166,235
610,506		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	615,275
285,223		U.S. Treasury Inflation-Protected Notes, 0.750%, 2/15/2042	275,277
1,506,415		U.S. Treasury Inflation-Protected Notes, 0.875%, 1/15/2029	1,551,759
266,163		U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2049	269,885
135,556		U.S. Treasury Inflation-Protected Notes, 1.375%, 2/15/2044	148,406
150,000		United States Treasury Bonds, 3.000%, 2/15/2049	151,934
550,000		United States Treasury Notes, 2.125%, 3/31/2024	545,952
120,000		United States Treasury Notes, 2.250%, 3/31/2021	119,934
375,000		United States Treasury Notes, 2.250%, 4/30/2021	374,890
250,000		United States Treasury Notes, 2.250%, 3/31/2026	247,779
125,000		United States Treasury Notes, 2.375%, 4/30/2026	124,893
110,000		United States Treasury Notes, 2.500%, 1/31/2021	110,326
1,000,000		United States Treasury Notes, 2.500%, 2/28/2021	1,003,772
295,000		United States Treasury Notes, 2.500%, 2/28/2026	297,078
325,000		United States Treasury Notes, 2.625%, 2/15/2029	328,377
		TOTAL U.S. TREASURY (IDENTIFIED COST $6,381,367)	6,437,559
		EXCHANGE-TRADED FUNDS—11.2%
101,975		iShares Core MSCI Emerging Markets ETF	5,388,359
184,500		iShares MSCI EAFE ETF	12,317,220
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $17,569,725)	17,705,579
		INVESTMENT COMPANIES—16.4%
229,383		Emerging Markets Core Fund	2,222,723
124,010		Federated Bank Loan Core Fund	1,235,141
80,718		Federated Government Obligations Fund, Premier Shares, 2.35%[6]	80,718
4,033,168		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.52%[6]	4,033,974
1,273,406		Federated Mortgage Core Portfolio	12,352,034
358,108		Federated Project and Trade Finance Core Fund	3,230,137
441,657		High Yield Bond Portfolio	2,773,605
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $26,658,836)	25,928,332
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $151,208,227)	158,379,714
		OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	(47,934)
		TOTAL NET ASSETS—100%	$ 158,331,780

At April 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	51	$10,863,398	June 2019	$ 37,427
[1]United States Treasury Note 5-Year Long Futures	28	$ 3,237,938	June 2019	$ 21,703
[1]United States Treasury Bond Long Futures	2	$ 294,938	June 2019	$ 4,151
[1]United States Treasury Bond Ultra Long Futures	5	$ 821,406	June 2019	$ 12,066
[1]United States Treasury Note 10-Year Short Futures	14	$ 1,731,406	June 2019	$(10,970)
[1]United States Treasury Note 10-Year Ultra Short Futures	25	$ 3,294,531	June 2019	$(39,855)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 24,522
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,009,768 and $3,709,330, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated fund holdings during the period ended April 30, 2019, were as follows:
Affiliates	Balance of Shares Held 7/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income	Gain Distributions Received
Emerging Markets Core Fund	235,533	59,666	(65,816)	229,383	$ 2,222,723	$ 22,269	$ 5,034	$ 91,764	$—
Federated Bank Loan Core Fund	218,141	106,487	(200,618)	124,010	$ 1,235,141	$ 13,035	$(70,775)	$ 71,587	$—
Federated Government Obligations Fund, Premier Shares*	593,845	52,394,532	(52,907,659)	80,718	$ 80,718	N/A	N/A	$ 20,106	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	4,928,376	37,028,718	(37,923,926)	4,033,168	$ 4,033,974	$ (683)	$ 1,445	$104,788	$—
Federated Mortgage Core Portfolio	1,196,190	436,608	(359,392)	1,273,406	$12,352,034	$190,982	$ 34,308	$324,995	$—
Federated Project and Trade Finance Core Fund	335,486	22,622	—	358,108	$ 3,230,137	$ (27,882)	$ —	$114,293	$—
High Yield Bond Portfolio	482,388	175,269	(216,000)	441,657	$ 2,773,605	$ 13,465	$ 26,326	$150,435	$—
TOTAL OF AFFILIATED TRANSACTIONS	7,989,959	90,223,902	(91,673,411)	6,540,450	$25,928,332	$211,186	$ (3,662)	$877,968	$—
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of April 30, 2019, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$75,542	$80,718
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Floating/variable note with current rate and current maturity or next reset date shown.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
6	7-day net yield.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2019.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$ 82,056,352	$ —	$—	$ 82,056,352
International	2,450,958	—	—	2,450,958
Debt Securities:
Asset-Backed Securities	—	204,664	—	204,664
Collateralized Mortgage Obligations	—	3,130,547	—	3,130,547
Corporate Bonds	—	20,465,723	—	20,465,723
U.S. Treasury	—	6,437,559	—	6,437,559
Exchange-Traded Funds	17,705,579	—	—	17,705,579
Investment Companies[1]	4,114,692	—	—	25,928,332
TOTAL SECURITIES	$106,327,581	$30,238,493	$—	$158,379,714
Other Financial Instruments[2]
Assets	$ 75,347	$ —	$—	$ 75,347
Liabilities	(50,825)	—	—	(50,825)
TOTAL OTHER FINANCIAL INSTRUMENTS	$ 24,522	$ —	$—	$ 24,522
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $21,813,640 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
14